LAND USE RIGHTS (Schedule of Land Use Rights - Net) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible assets [Line Items]
Cost	$ 50.2	$ 39.6
Less: Accumulated amortization	(33.6)	(24.8)
Book value	47.9	51.8
Land use rights [Member]
Intangible assets [Line Items]
Cost	51.9	52.9
Less: Accumulated amortization	(4.0)	(1.1)
Book value	$ 47.9	$ 51.8